Common and Preferred Stock	12 Months Ended
Sep. 30, 2013
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common and Preferred Stock
COMMON AND PREFERRED STOCK

At September 30, 2013, 46 million shares of common stock were reserved for issuance under the Company's stock-based compensation plans. During 2013, 20.3 million common shares were repurchased and 2.9 million treasury shares were reissued.

At September 30, 2013 and 2012, the Company had 5.4 million shares of $2.50 par value preferred stock authorized, with none issued.